Federal, State and Local Taxes - Reconciliation of Statutory Federal Income Tax Expense (Benefit) Reported in Net Income to Combined Actual Income Tax Expense (Benefit) (Detail) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax at 21%, 21% and 21%, respectively			$ 123,439	$ 109,894	$ 117,111
State and local income taxes, net of federal income tax effect			27,303	18,346	24,451
Effect of tax law changes			(73,103)		1,625
Non-deductible FDIC deposit insurance premiums			7,857	6,938	8,852
Effect of tax deductibility of ESOP			(3,208)	(3,163)	(3,116)
Non-taxable income and expense of BOLI			(6,726)	(5,981)	(5,957)
Federal tax credits			(1,290)	(750)	(531)
Adjustments relating to prior tax years			634	373	(7,246)
Other, net			1,789	2,607	63
Income tax expense reported in net income	$ 50,500	$ 14,915	$ 76,695	$ 128,264	$ 135,252